Debt (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt Instrument Imputed Interest Expense Rate Percentage	8.00%	8.00%
Debt Instrument Default Interest Rate Percentage	20.00%	20.00%
Beginning Balance	$ 563,000	$ 563,000
Conversion of Stock, Amount Converted		(300,000)
Ending Balance	$ 563,000	$ 563,000
Note Payable1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Issuance date of note	September 2024	September 2024
Maturity date	December 2024	December 2024
Debt Instrument Imputed Interest Expense Rate Percentage	8.00%	8.00%
Debt Instrument Default Interest Rate Percentage	20.00%	20.00%
Debt Instrument, Collateral	PET-CT Imaging Device	PET-CT Imaging Device
Beginning Balance
Proceeds from Long-Term Lines of Credit		300,000
Conversion of Stock, Amount Converted		(300,000)
Ending Balance